Leases (Maturities of Lease Liabilities Before Adoption of 842) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating leases
2019	$ 9,181
2020	9,305
2021	9,201
2022	9,262
2023	9,337
Thereafter	35,243
Total lease payments	81,529
Finance leases
2019	2,359
2020	2,515
2021	2,681
2022	2,857
2023	3,046
Thereafter	105,327
Total lease payments	$ 118,785